Schedule of Investments
Principal Private Credit Fund I
June 30, 2024 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 16.78% Shares Held Value (000's)
Money Market Funds - 16.78%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.23%
(a)
7,751,027 $ 7,751
TOTAL INVESTMENT COMPANIES $ 7,751
SENIOR FLOATING RATE INTERESTS
- 82.36%
Principal
Amount (000's) Value (000's)
Advertising - 2.78%
Finn Partners Inc
11.98%, 07/01/2026
(b),(c)
$ 1,297 $ 1,286
CME Term Secured Overnight Financing
Rate 3 Month + 6.65%
Automobile Parts & Equipment - 3.99%
B'laster Holdings LLC
10.80%, 10/25/2029
(b),(c)
1,171 1,168
CME Term Secured Overnight Financing
Rate 6 Month + 5.50%
M&D Midco Inc
11.00%, 08/31/2028
(b),(c)
675 676
CME Term Secured Overnight Financing
Rate 3 Month + 5.65%
$ 1,844
Commercial Services - 13.29%
Certified Collision Group, Inc.
10.33%, 05/17/2027
(b),(c)
909 911
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Hobbs & Associates, LLC
11.58%, 04/11/2029
(b),(c)
784 768
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
11.58%, 04/11/2029
(b),(c)
717 703
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
O6 Environmental, LLC
11.48%, 06/30/2027
(b),(c)
344 346
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
11.48%, 06/30/2027
(b),(c)
253 254
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
Rotolo Consultants Inc.
12.54%, 01/15/2029
(b),(c)
1,301 1,270
CME Term Secured Overnight Financing
Rate 3 Month + 7.21%
12.54%, 01/15/2029
(b),(c)
260 257
CME Term Secured Overnight Financing
Rate 3 Month + 7.21%
Ruppert Landscape, LLC
11.08%, 12/01/2028
(b),(c)
628 626
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
11.23%, 12/01/2028
(b),(c)
152 152
CME Term Secured Overnight Financing
Rate 3 Month + 5.90%
Wolverine Seller Holdings, LLC
10.57%, 01/17/2030
(b),(c)
884 855
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 6,142
Distribution & Wholesale - 2.26%
HEF Safety Ultimate Holdings, LLC
11.08%, 11/19/2029
(b),(c)
1,055 1,043
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Diversified Financial Services - 6.97%
Ninjatrader Group LLC
12.20%, 12/18/2026
(b),(c)
1,093 1,089
CME Term Secured Overnight Financing
Rate 3 Month + 6.90%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Obra Capital, Inc
12.95%, 06/21/2029
(b),(c)
$ 2,190 $ 2,131
CME Term Secured Overnight Financing
Rate 1 Month + 7.61%
$ 3,220
Electric - 2.79%
TPS Intermediate, LLC
11.23%, 06/09/2027
(b),(c)
1,296 1,289
CME Term Secured Overnight Financing
Rate 3 Month + 5.90%
Electronics - 7.02%
AEP Passion Intermediate Holdings Inc
12.04%, 10/05/2027
(b),(c)
342 332
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
AIDC Intermediate Co 2, LLC
11.72%, 07/22/2027
(b),(c)
1,557 1,546
CME Term Secured Overnight Financing
Rate 3 Month + 6.40%
Thames Technology Holdings, Inc.
11.55%, 09/03/2029
(b),(c)
1,390 1,368
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
$ 3,246
Environmental Control - 2.40%
Gold Medal Holdings Inc
11.08%, 03/17/2027
(b),(c)
1,093 1,107
CME Term Secured Overnight Financing
Rate 3 Month + 5.75%
Food - 8.10%
Cornhusker Buyer, Inc.
11.48%, 10/31/2028
(b),(c)
778 777
CME Term Secured Overnight Financing
Rate 3 Month + 6.15%
Costanzo's Bakery, LLC
10.58%, 06/18/2027
(b),(c)
794 798
CME Term Secured Overnight Financing
Rate 3 Month + 5.90%
KNPC Holdco, LLC
10.78%, 10/22/2029
(b),(c)
1,283 1,294
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
12.03%, 10/22/2029
(b),(c)
209 210
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
Maldives Acquisition, LLC
11.72%, 07/15/2028
(b),(c)
672 661
CME Term Secured Overnight Financing
Rate 3 Month + 6.40%
$ 3,740
Healthcare - Services - 9.79%
IPC Pain Acquisition LLC
11.46%, 05/19/2027
(b),(c)
202 201
CME Term Secured Overnight Financing
Rate 1 Month + 6.11%
KL Charlie Acquisition Corp
12.18%, 12/30/2026
(b),(c)
737 722
CME Term Secured Overnight Financing
Rate 3 Month + 6.85%
12.18%, 12/30/2026
(b),(c)
1,090 1,067
CME Term Secured Overnight Financing
Rate 3 Month + 6.85%
North Haven USHC Acquisition, Inc.
11.67%, 10/30/2025
(b),(c)
713 713
CME Term Secured Overnight Financing
Rate 3 Month + 6.35%

Schedule of Investments
Principal Private Credit Fund I
June 30, 2024 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Pediatric Home Respiratory Services, LLC
11.80%, 12/04/2025
(b),(c)
$ 862 $ 855
CME Term Secured Overnight Financing
Rate 6 Month + 6.50%
SDG MGMT Company, LLC
10.90%, 07/03/2028
(b),(c)
730 739
CME Term Secured Overnight Financing
Rate 3 Month + 5.60%
11.43%, 07/03/2028
(b),(c)
219 220
CME Term Secured Overnight Financing
Rate 3 Month + 6.10%
$ 4,517
Household Products & Wares - 3.80%
TCI Buyer LLC
11.69%, 04/13/2028
(b),(c)
1,779 1,756
CME Term Secured Overnight Financing
Rate 1 Month + 6.35%
Insurance - 4.15%
Drive Assurance Corporation
14.34%, 05/23/2028
(b),(c)
699 713
CME Term Secured Overnight Financing
Rate 1 Month + 9.00%
Keystone Agency Investors, LLC
10.98%, 05/03/2027
(b),(c)
794 795
CME Term Secured Overnight Financing
Rate 3 Month + 5.65%
10.98%, 05/03/2027
(b),(c)
411 410
CME Term Secured Overnight Financing
Rate 3 Month + 5.60%
$ 1,918
Packaging & Containers - 4.78%
Flexpak Investment Corp
10.18%, 07/30/2027
(b),(c)
283 280
CME Term Secured Overnight Financing
Rate 1 Month + 4.85%
Keg Logistics LLC
12.24%, 11/23/2027
(b),(c)
1,946 1,926
CME Term Secured Overnight Financing
Rate 3 Month + 6.90%
$ 2,206
Pharmaceuticals - 1.35%
KL Moon Acquisition, LLC
12.33%, 02/01/2029
(b),(c)
624 622
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Software - 8.89%
Alta Buyer LLC
10.86%, 12/21/2027
(b),(c)
1,021 1,011
CME Term Secured Overnight Financing
Rate 3 Month + 5.53%
10.86%, 12/21/2027
(b),(c)
276 274
CME Term Secured Overnight Financing
Rate 3 Month + 5.53%
CEV Multimedia, LLC
11.69%, 12/27/2027
(b),(c)
244 240
CME Term Secured Overnight Financing
Rate 1 Month + 6.35%
ES Ventures, LLC
11.30%, 12/13/2028
(b),(c)
1,040 1,043
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
11.30%, 12/13/2028
(b),(c)
700 703
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Moonraker AcquisitionCo LLC
11.34%, 08/04/2028
(b),(c)
$ 843 $ 836
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
$ 4,107
TOTAL SENIOR FLOATING RATE INTERESTS $ 38,043
Total Investments $ 45,794
Other Assets and Liabilities -  0.86% 393
TOTAL NET ASSETS - 100.00% $ 46,187
(a) 1-day yield shown is as of period end.
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 36.33%
Money Market Funds 16.78%
Industrial 14.20%
Financial 11.12%
Technology 8.89%
Consumer, Cyclical 6.25%
Utilities 2.79%
Communications 2.78%
Other Assets and Liabilities
0.86%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
June 30, 2024 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

June 30, 2024 (unaudited)

Security Valuation. Principal Private Credit Fund I (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the
Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity . The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

June 30, 2024 (unaudited)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as discount rates, prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Private Credit Fund I
Investment Companies* $ 7,751 $ — $ — $ 7,751
Senior Floating Rate Interests* — — 38,043 38,043
Total investments in securities $ 7,751 $ — $ 38,043 $ 45,794
Fund Asset Type
Fair Value as of
June 30, 2024 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to
valuation if input
had increased
Principal Private Credit Fund I
Senior Floating Rate
Interests
$38,043 Discounted Cash Flow Discount Rate 4.9%-8.4% (6.5)%
Decrease
Total $ 38,043
Fund
Value as
of March
31, 2023
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and
Change in
Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
June 30,
2024
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
June 30,2024
Principal Private Credit Fund I
Senior Floating Rate
Interests $ — $17 $142 $38,496 $(612) $ — $ — $38,043 $122
Total
$ — $17 $142 $38,496 $(612) $ — $ — $38,043 $122

June 30, 2024 (unaudited)

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Fund's Schedule of Investments as of June 30, 2024 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.